Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	£ 0	£ 27
Transfers from Level 2 to Level 1	0	91
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	126	366
Transfers from Level 2 to Level 1	189	244
Trading assets
Assets
Transfers from Level 1 to Level 2	1,194	1,731
Transfers from Level 2 to Level 1	682	990
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	0	757
Transfers from Level 2 to Level 1	0	399
Derivatives
Assets
Transfers from Level 1 to Level 2	39	0
Transfers from Level 2 to Level 1	£ 32	£ 0